Financial Statements

SBL Variable Annuity Account VIII
Year Ended December 31, 2020
With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account VIII

Financial Statements

Year Ended December 31, 2020

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets
Statements of Operations and Change in Net Assets
Notes to Financial Statements
1. Organization and Significant Accounting Policies
2. Variable Annuity Contract Charges
3. Summary of Unit Transactions
4. Financial Highlights
5. Subsequent Events

5 7 23 23 28 29 31 41

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of SBL Variable Annuity Account VIII

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account VIII (the Separate Account), as of December 31, 2020 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ ERNST & YOUNG LLP

We have served as the Separate Account’s auditor since 1994.

Kansas City, MO
April 28, 2021

Appendix

Subaccounts comprising SBL Variable Annuity Account VIII

Subaccounts	Statements of operations and changes in net assets
American Century VP Ultra®	For each of the two years in the period ended December 31, 2020
American Century VP Value	For each of the two years in the period ended December 31, 2020
American Funds IS® Asset Allocation	For the year ended December 31, 2020 and period from May 1, 2019 (commencement of operations) through December 31, 2019
American Funds IS® Global Growth	For the year ended December 31, 2020 and period from May 1, 2019 (commencement of operations) through December 31, 2019
American Funds IS® Growth-Income	For the year ended December 31, 2020 and period from May 1, 2019 (commencement of operations) through December 31, 2019
American Funds IS® International	For the year ended December 31, 2020 and period from May 1, 2019 (commencement of operations) through December 31, 2019
BlackRock High Yield V.I.	For the year ended December 31, 2020 and period from May 1, 2019 (commencement of operations) through December 31, 2019
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2020
ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2020
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2020
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2020
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Fund	For each of the two years in the period ended December 31, 2020
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2020
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2020
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2020
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2020
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2020
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2020
Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2020
Invesco V.I. Mid Cap Core Equity	For each of the two years in the period ended December 31, 2020
Invesco V.I. Value Opportunities	For each of the two years in the period ended December 31, 2020
Janus Henderson VIT Enterprise	For the year ended December 31, 2020 and period from May 1, 2019 (commencement of operations) through December 31, 2019
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2020
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2020
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2020
MFS® VIT Mid Cap Value	For the year ended December 31, 2020 and period from May 1, 2019 (commencement of operations) through December 31, 2019
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2020
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2020
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2020
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2020
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2020
Royce Micro-Cap	For each of the two years in the period ended December 31, 2020

SBL Variable Annuity Account VIII
Statements of Net Assets
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

American Century VP Ultra®	377,172	$ 6,594,229	$ 10,089,351	$ -	$ 10,089,351	220,040	$ 44.32	$ 45.86
American Century VP Value	199,980	1,909,516	2,237,773	-	2,237,773	88,758	24.35	25.20
American Funds IS® Asset Allocation	73,478	1,728,488	1,914,845	-	1,914,845	160,666	11.92	11.92
American Funds IS® Global Growth	23,033	771,815	931,683	-	931,683	65,012	14.33	14.33
American Funds IS® Growth-Income	18,861	887,599	1,018,292	-	1,018,292	83,870	12.14	12.14
American Funds IS® International	-	-	-	-	-	-	11.93	11.93
BlackRock High Yield V.I.	4,221	28,660	31,869	130	31,999	2,897	11.05	11.05
BNY Mellon IP Technology Growth	170,413	3,641,787	5,785,517	-	5,785,517	99,142	56.62	58.39
ClearBridge Variable Aggressive Growth	82,937	2,205,658	2,445,809	-	2,445,809	81,809	29.04	29.95
ClearBridge Variable Small Cap Growth	79,064	2,079,816	2,893,742	-	2,893,742	61,084	45.95	47.39
Guggenheim VIF All Cap Value	337,349	8,664,790	10,478,045	-	10,478,045	180,356	30.14	58.16
Guggenheim VIF Alpha Opportunity	41,754	682,101	618,788	-	618,788	30,617	19.51	20.19
Guggenheim VIF High Yield	135,987	3,959,043	3,741,014	-	3,741,014	104,396	28.36	35.99
Guggenheim VIF Large Cap Value	230,187	7,341,065	8,657,323	-	8,657,323	197,090	24.23	44.29
Guggenheim VIF Long Short Equity	10,180	136,584	146,596	-	146,596	10,301	13.71	14.19
Guggenheim VIF Managed Asset Allocation	168,194	3,983,345	5,619,356	-	5,619,356	135,762	22.96	41.67
Guggenheim VIF Small Cap Value	189,111	6,950,987	7,051,954	-	7,051,954	127,469	55.16	55.34
Guggenheim VIF SMid Cap Value	363,528	20,347,679	24,832,570	-	24,832,570	207,798	57.65	120.94
Guggenheim VIF StylePlus Large Core	217,920	7,342,067	10,760,872	-	10,760,872	203,638	19.92	53.09
Guggenheim VIF StylePlus Large Growth	193,590	3,219,718	4,992,685	-	4,992,685	164,323	24.88	30.48
Guggenheim VIF StylePlus Mid Growth	198,481	8,463,021	14,381,933	-	14,381,933	135,149	30.79	106.84
Guggenheim VIF StylePlus Small Growth	103,795	3,016,120	4,661,436	-	4,661,436	96,174	24.58	48.53
Guggenheim VIF Total Return Bond	295,806	4,633,660	5,354,089	-	5,354,089	220,450	18.62	24.46
Guggenheim VIF World Equity Income	729,578	7,416,568	10,790,456	-	10,790,456	214,459	18.41	50.59
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)	22,675	1,605,994	2,223,293	-	2,223,293	69,470	31.06	32.03
Invesco Oppenheimer V.I. Main Street Small Cap Fund	54,973	1,258,643	1,479,325	-	1,479,325	42,366	33.77	34.95
Invesco V.I. Comstock	118,286	1,923,907	1,900,852	-	1,900,852	88,597	20.82	21.47
Invesco V.I. Equity and Income	108,590	1,841,554	1,935,069	-	1,935,069	86,389	21.72	22.40
Invesco V.I. Global Real Estate	75,587	1,222,852	1,110,367	-	1,110,367	51,581	20.81	21.53
Invesco V.I. Government Money Market (b)	1,507,455	1,507,455	1,507,455	-	1,507,455	155,579	9.60	9.69
Invesco V.I. Government Securities	34,974	406,447	416,893	-	416,893	33,451	12.08	12.45
Invesco V.I. Health Care	64,884	1,856,162	2,185,958	-	2,185,958	65,275	32.35	33.48
Invesco V.I. International Growth	74,931	2,568,070	3,138,130	-	3,138,130	146,427	20.79	21.44
Invesco V.I. Mid Cap Core Equity	58,178	690,977	595,748	-	595,748	24,497	23.49	24.31
Invesco V.I. Value Opportunities	34,349	229,674	192,696	-	192,696	11,411	16.33	16.90
Janus Henderson VIT Enterprise	15,925	1,153,536	1,392,784	-	1,392,784	107,693	12.93	12.93
MFS® VIT II Research International	43,757	680,068	783,258	-	783,258	44,983	16.90	17.42
MFS® VIT Mid Cap Value	7,552	58,597	64,191	-	64,191	5,760	11.14	11.14
MFS® VIT Total Return	65,759	1,476,520	1,676,844	-	1,676,844	81,172	20.02	20.64
MFS® VIT Utilities	85,345	2,540,472	2,960,613	-	2,960,613	95,165	30.18	31.12
Neuberger Berman AMT Sustainable Equity	179,889	3,533,738	5,536,995	-	5,536,995	132,326	40.65	41.88

(a) Merger. See Note 1.
(b) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

PIMCO VIT All Asset	79,363	$ 826,509	$ 878,554	$ -	$ 878,554	46,748	$ 18.17	$ 18.80
PIMCO VIT CommodityRealReturn Strategy	39,340	328,550	238,008	-	238,008	41,735	5.53	5.70
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	68,685	739,938	772,025	-	772,025	43,415	17.29	17.83
PIMCO VIT Low Duration	260,751	2,672,312	2,706,594	-	2,706,594	211,989	12.34	12.77
PIMCO VIT Real Return	190,824	2,463,823	2,656,264	-	2,656,264	163,715	15.70	16.25
Royce Micro-Cap	62,673	645,977	746,441	-	746,441	36,873	19.65	20.26

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets
Years Ended December 31, 2020 and 2019, Except as Noted

	American Century VP Ultra®	American Century VP Value	American Funds IS® Asset Allocation
Net assets as of December 31, 2018	$5,369,667	$2,010,393	$-
Investment income (loss):
Dividend distributions	-	43,260	1,778
Investment Expenses:
Mortality and expense risk and administrative charges	(83,291)	(31,399)	(657)
Net investment income (loss)	(83,291)	11,861	1,121
Increase (decrease) in net assets from operations:
Capital gain distributions	657,089	129,347	898
Realized capital gain (loss) on investments	133,628	57,902	(120)
Change in unrealized appreciation (depreciation)	905,358	293,182	6,001
Net gain (loss) on investments	1,696,075	480,431	6,779
Net increase (decrease) in net assets from operations	1,612,784	492,292	7,900
Contract owner transactions:
Variable annuity deposits	475,231	156,608	317,912
Terminations, withdrawals and annuity payments	(512,202)	(254,470)	(93)
Transfers between subaccounts, net	(843,233)	(126,126)	63,655
Maintenance charges and mortality adjustments	(43)	(9)	-
Increase (decrease) in net assets from contract transactions	(880,247)	(223,997)	381,474
Total increase (decrease) in net assets	732,537	268,295	389,374
Net assets as of December 31, 2019	$6,102,204	$2,278,688	$389,374
Investment income (loss):
Dividend distributions	-	42,662	23,805
Investment Expenses:
Mortality and expense risk and administrative charges	(108,439)	(27,338)	(19,083)
Net investment income (loss)	(108,439)	15,324	4,722
Increase (decrease) in net assets from operations:
Capital gain distributions	668,221	48,070	6,038
Realized capital gain (loss) on investments	261,280	36,853	21,470
Change in unrealized appreciation (depreciation)	2,400,865	(81,437)	180,356
Net gain (loss) on investments	3,330,366	3,486	207,864
Net increase (decrease) in net assets from operations	3,221,927	18,810	212,586
Contract owner transactions:
Variable annuity deposits	232,553	10,444	1,371,125
Terminations, withdrawals and annuity payments	(527,818)	(121,595)	(45,051)
Transfers between subaccounts, net	1,060,528	51,440	(13,189)
Maintenance charges and mortality adjustments	(43)	(14)	-
Increase (decrease) in net assets from contract transactions	765,220	(59,725)	1,312,885
Total increase (decrease) in net assets	3,987,147	(40,915)	1,525,471
Net assets as of December 31, 2020	$10,089,351	$2,237,773	$1,914,845

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Growth-Income	American Funds IS® International
Net assets as of December 31, 2018	$-	$-	$-
Investment income (loss):
Dividend distributions	1,264	4,165	147
Investment Expenses:
Mortality and expense risk and administrative charges	(841)	(1,790)	(137)
Net investment income (loss)	423	2,375	10
Increase (decrease) in net assets from operations:
Capital gain distributions	1,807	1,114	283
Realized capital gain (loss) on investments	280	1,559	52
Change in unrealized appreciation (depreciation)	15,249	25,964	1,071
Net gain (loss) on investments	17,336	28,637	1,406
Net increase (decrease) in net assets from operations	17,759	31,012	1,416
Contract owner transactions:
Variable annuity deposits	183,167	242,020	-
Terminations, withdrawals and annuity payments	(599)	(11,445)	(11,304)
Transfers between subaccounts, net	145,591	309,467	76,405
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	328,159	540,042	65,101
Total increase (decrease) in net assets	345,918	571,054	66,517
Net assets as of December 31, 2019	$345,918	$571,054	$66,517
Investment income (loss):
Dividend distributions	792	10,371	-
Investment Expenses:
Mortality and expense risk and administrative charges	(7,177)	(11,844)	(165)
Net investment income (loss)	(6,385)	(1,473)	(165)
Increase (decrease) in net assets from operations:
Capital gain distributions	13,363	24,191	-
Realized capital gain (loss) on investments	(1,963)	3,285	(6,592)
Change in unrealized appreciation (depreciation)	144,619	104,729	(1,071)
Net gain (loss) on investments	156,019	132,205	(7,663)
Net increase (decrease) in net assets from operations	149,634	130,732	(7,828)
Contract owner transactions:
Variable annuity deposits	47,066	353,060	-
Terminations, withdrawals and annuity payments	(7,034)	(11,466)	-
Transfers between subaccounts, net	396,099	(25,088)	(58,689)
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	436,131	316,506	(58,689)
Total increase (decrease) in net assets	585,765	447,238	(66,517)
Net assets as of December 31, 2020	$931,683	$1,018,292	$-

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	BlackRock High Yield V.I.	BNY Mellon IP Technology Growth	ClearBridge Variable Aggressive Growth
Net assets as of December 31, 2018	$-	$2,141,574	$2,082,730
Investment income (loss):
Dividend distributions	671	-	15,483
Investment Expenses:
Mortality and expense risk and administrative charges	(183)	(33,437)	(29,703)
Net investment income (loss)	488	(33,437)	(14,220)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	287,794	38,607
Realized capital gain (loss) on investments	14	53,153	(29,439)
Change in unrealized appreciation (depreciation)	557	187,678	440,875
Net gain (loss) on investments	571	528,625	450,043
Net increase (decrease) in net assets from operations	1,059	495,188	435,823
Contract owner transactions:
Variable annuity deposits	-	34,795	79,070
Terminations, withdrawals and annuity payments	(145)	(305,427)	(474,014)
Transfers between subaccounts, net	28,877	56,913	22,639
Maintenance charges and mortality adjustments	-	(8)	(9)
Increase (decrease) in net assets from contract transactions	28,732	(213,727)	(372,314)
Total increase (decrease) in net assets	29,791	281,461	63,509
Net assets as of December 31, 2019	$29,791	$2,423,035	$2,146,239
Investment income (loss):
Dividend distributions	2,360	2,046	12,498
Investment Expenses:
Mortality and expense risk and administrative charges	(657)	(55,191)	(29,871)
Net investment income (loss)	1,703	(53,145)	(17,373)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	327,484	207,294
Realized capital gain (loss) on investments	2,366	167,632	(9,472)
Change in unrealized appreciation (depreciation)	2,652	1,733,765	150,029
Net gain (loss) on investments	5,018	2,228,881	347,851
Net increase (decrease) in net assets from operations	6,721	2,175,736	330,478
Contract owner transactions:
Variable annuity deposits	540	123,670	31,339
Terminations, withdrawals and annuity payments	(258)	(446,647)	(116,506)
Transfers between subaccounts, net	(4,795)	1,509,732	54,269
Maintenance charges and mortality adjustments	-	(9)	(10)
Increase (decrease) in net assets from contract transactions	(4,513)	1,186,746	(30,908)
Total increase (decrease) in net assets	2,208	3,362,482	299,570
Net assets as of December 31, 2020	$31,999	$5,785,517	$2,445,809

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	ClearBridge Variable Small Cap Growth	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity
Net assets as of December 31, 2018	$1,547,656	$11,107,419	$1,399,121
Investment income (loss):
Dividend distributions	-	168,610	1,983
Investment Expenses:
Mortality and expense risk and administrative charges	(29,087)	(161,815)	(16,992)
Net investment income (loss)	(29,087)	6,795	(15,009)
Increase (decrease) in net assets from operations:
Capital gain distributions	200,709	892,619	-
Realized capital gain (loss) on investments	43,255	406,472	(44,271)
Change in unrealized appreciation (depreciation)	200,354	989,757	2,407
Net gain (loss) on investments	444,318	2,288,848	(41,864)
Net increase (decrease) in net assets from operations	415,231	2,295,643	(56,873)
Contract owner transactions:
Variable annuity deposits	278,718	180,702	20
Terminations, withdrawals and annuity payments	(139,245)	(1,609,378)	(68,883)
Transfers between subaccounts, net	67,682	(169,062)	(212,197)
Maintenance charges and mortality adjustments	(7)	(434)	(13)
Increase (decrease) in net assets from contract transactions	207,148	(1,598,172)	(281,073)
Total increase (decrease) in net assets	622,379	697,471	(337,946)
Net assets as of December 31, 2019	$2,170,035	$11,804,890	$1,061,175
Investment income (loss):
Dividend distributions	-	176,949	4,552
Investment Expenses:
Mortality and expense risk and administrative charges	(32,096)	(137,852)	(10,874)
Net investment income (loss)	(32,096)	39,097	(6,322)
Increase (decrease) in net assets from operations:
Capital gain distributions	194,849	525,183	-
Realized capital gain (loss) on investments	53,357	144,120	(61,648)
Change in unrealized appreciation (depreciation)	630,332	(786,225)	42,167
Net gain (loss) on investments	878,538	(116,922)	(19,481)
Net increase (decrease) in net assets from operations	846,442	(77,825)	(25,803)
Contract owner transactions:
Variable annuity deposits	12,984	31,486	627
Terminations, withdrawals and annuity payments	(215,405)	(1,099,332)	(141,059)
Transfers between subaccounts, net	79,693	(181,019)	(276,144)
Maintenance charges and mortality adjustments	(7)	(155)	(8)
Increase (decrease) in net assets from contract transactions	(122,735)	(1,249,020)	(416,584)
Total increase (decrease) in net assets	723,707	(1,326,845)	(442,387)
Net assets as of December 31, 2020	$2,893,742	$10,478,045	$618,788

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Net assets as of December 31, 2018	$6,161,515	$8,500,019	$360,513
Investment income (loss):
Dividend distributions	357,672	155,892	2,010
Investment Expenses:
Mortality and expense risk and administrative charges	(68,696)	(125,303)	(4,896)
Net investment income (loss)	288,976	30,589	(2,886)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	551,194	-
Realized capital gain (loss) on investments	(167,618)	243,598	210
Change in unrealized appreciation (depreciation)	375,465	801,419	15,442
Net gain (loss) on investments	207,847	1,596,211	15,652
Net increase (decrease) in net assets from operations	496,823	1,626,800	12,766
Contract owner transactions:
Variable annuity deposits	263,040	279,541	3,881
Terminations, withdrawals and annuity payments	(1,394,566)	(781,960)	(20,712)
Transfers between subaccounts, net	(894,460)	(330,112)	(49,641)
Maintenance charges and mortality adjustments	85	(489)	324
Increase (decrease) in net assets from contract transactions	(2,025,901)	(833,020)	(66,148)
Total increase (decrease) in net assets	(1,529,078)	793,780	(53,382)
Net assets as of December 31, 2019	$4,632,437	$9,293,799	$307,131
Investment income (loss):
Dividend distributions	292,153	159,886	1,173
Investment Expenses:
Mortality and expense risk and administrative charges	(56,591)	(109,756)	(2,367)
Net investment income (loss)	235,562	50,130	(1,194)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	544,074	-
Realized capital gain (loss) on investments	(163,645)	66,033	(19,789)
Change in unrealized appreciation (depreciation)	22,249	(639,194)	1,239
Net gain (loss) on investments	(141,396)	(29,087)	(18,550)
Net increase (decrease) in net assets from operations	94,166	21,043	(19,744)
Contract owner transactions:
Variable annuity deposits	27,356	80,049	171
Terminations, withdrawals and annuity payments	(798,928)	(516,638)	(8,484)
Transfers between subaccounts, net	(213,972)	(220,864)	(132,476)
Maintenance charges and mortality adjustments	(45)	(66)	(2)
Increase (decrease) in net assets from contract transactions	(985,589)	(657,519)	(140,791)
Total increase (decrease) in net assets	(891,423)	(636,476)	(160,535)
Net assets as of December 31, 2020	$3,741,014	$8,657,323	$146,596

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value
Net assets as of December 31, 2018	$5,580,289	$9,190,606	$28,160,811
Investment income (loss):
Dividend distributions	94,106	71,197	254,743
Investment Expenses:
Mortality and expense risk and administrative charges	(82,436)	(128,853)	(406,741)
Net investment income (loss)	11,670	(57,656)	(151,998)
Increase (decrease) in net assets from operations:
Capital gain distributions	45,426	528,563	3,008,177
Realized capital gain (loss) on investments	257,627	116,390	1,290,159
Change in unrealized appreciation (depreciation)	660,609	1,135,796	2,280,559
Net gain (loss) on investments	963,662	1,780,749	6,578,895
Net increase (decrease) in net assets from operations	975,332	1,723,093	6,426,897
Contract owner transactions:
Variable annuity deposits	167,899	190,684	810,952
Terminations, withdrawals and annuity payments	(882,662)	(1,378,802)	(3,763,690)
Transfers between subaccounts, net	101,203	(1,204,635)	(3,029,193)
Maintenance charges and mortality adjustments	44	(256)	(181)
Increase (decrease) in net assets from contract transactions	(613,516)	(2,393,009)	(5,982,112)
Total increase (decrease) in net assets	361,816	(669,916)	444,785
Net assets as of December 31, 2019	$5,942,105	$8,520,690	$28,605,596
Investment income (loss):
Dividend distributions	81,154	70,797	289,375
Investment Expenses:
Mortality and expense risk and administrative charges	(75,299)	(93,199)	(325,561)
Net investment income (loss)	5,855	(22,402)	(36,186)
Increase (decrease) in net assets from operations:
Capital gain distributions	312,947	512,458	916,997
Realized capital gain (loss) on investments	257,781	(210,261)	202,054
Change in unrealized appreciation (depreciation)	(35,073)	(683,212)	(997,955)
Net gain (loss) on investments	535,655	(381,015)	121,096
Net increase (decrease) in net assets from operations	541,510	(403,417)	84,910
Contract owner transactions:
Variable annuity deposits	39,150	155,780	149,565
Terminations, withdrawals and annuity payments	(526,895)	(535,590)	(2,137,127)
Transfers between subaccounts, net	(376,474)	(685,300)	(1,869,953)
Maintenance charges and mortality adjustments	(40)	(209)	(421)
Increase (decrease) in net assets from contract transactions	(864,259)	(1,065,319)	(3,857,936)
Total increase (decrease) in net assets	(322,749)	(1,468,736)	(3,773,026)
Net assets as of December 31, 2020	$5,619,356	$7,051,954	$24,832,570

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Net assets as of December 31, 2018	$9,704,105	$3,298,125	$10,522,098
Investment income (loss):
Dividend distributions	212,825	68,191	97,631
Investment Expenses:
Mortality and expense risk and administrative charges	(143,530)	(51,806)	(167,565)
Net investment income (loss)	69,295	16,385	(69,934)
Increase (decrease) in net assets from operations:
Capital gain distributions	555,289	297,470	1,080,035
Realized capital gain (loss) on investments	494,180	167,255	703,340
Change in unrealized appreciation (depreciation)	1,400,833	532,197	1,394,861
Net gain (loss) on investments	2,450,302	996,922	3,178,236
Net increase (decrease) in net assets from operations	2,519,597	1,013,307	3,108,302
Contract owner transactions:
Variable annuity deposits	237,590	88,989	394,128
Terminations, withdrawals and annuity payments	(1,156,567)	(362,805)	(1,531,452)
Transfers between subaccounts, net	(627,513)	(137,113)	(266,674)
Maintenance charges and mortality adjustments	43	1,942	943
Increase (decrease) in net assets from contract transactions	(1,546,447)	(408,987)	(1,403,055)
Total increase (decrease) in net assets	973,150	604,320	1,705,247
Net assets as of December 31, 2019	$10,677,255	$3,902,445	$12,227,345
Investment income (loss):
Dividend distributions	160,301	60,357	164,948
Investment Expenses:
Mortality and expense risk and administrative charges	(136,670)	(63,986)	(170,058)
Net investment income (loss)	23,631	(3,629)	(5,110)
Increase (decrease) in net assets from operations:
Capital gain distributions	420,350	206,819	591,333
Realized capital gain (loss) on investments	445,671	382,933	583,257
Change in unrealized appreciation (depreciation)	619,014	899,835	2,238,212
Net gain (loss) on investments	1,485,035	1,489,587	3,412,802
Net increase (decrease) in net assets from operations	1,508,666	1,485,958	3,407,692
Contract owner transactions:
Variable annuity deposits	70,468	84,159	168,795
Terminations, withdrawals and annuity payments	(799,527)	(497,093)	(1,230,879)
Transfers between subaccounts, net	(695,654)	17,329	(190,852)
Maintenance charges and mortality adjustments	(336)	(113)	(168)
Increase (decrease) in net assets from contract transactions	(1,425,049)	(395,718)	(1,253,104)
Total increase (decrease) in net assets	83,617	1,090,240	2,154,588
Net assets as of December 31, 2020	$10,760,872	$4,992,685	$14,381,933

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income
Net assets as of December 31, 2018	$3,366,123	$4,556,409	$11,972,095
Investment income (loss):
Dividend distributions	23,220	130,839	329,267
Investment Expenses:
Mortality and expense risk and administrative charges	(53,787)	(68,735)	(168,856)
Net investment income (loss)	(30,567)	62,104	160,411
Increase (decrease) in net assets from operations:
Capital gain distributions	392,739	-	657,232
Realized capital gain (loss) on investments	104,875	48,945	731,815
Change in unrealized appreciation (depreciation)	348,279	40,707	612,146
Net gain (loss) on investments	845,893	89,652	2,001,193
Net increase (decrease) in net assets from operations	815,326	151,756	2,161,604
Contract owner transactions:
Variable annuity deposits	104,487	221,823	205,503
Terminations, withdrawals and annuity payments	(396,246)	(725,082)	(1,600,597)
Transfers between subaccounts, net	315,262	479,573	(695,156)
Maintenance charges and mortality adjustments	(47)	1,235	364
Increase (decrease) in net assets from contract transactions	23,456	(22,451)	(2,089,886)
Total increase (decrease) in net assets	838,782	129,305	71,718
Net assets as of December 31, 2019	$4,204,905	$4,685,714	$12,043,813
Investment income (loss):
Dividend distributions	48,638	90,004	310,108
Investment Expenses:
Mortality and expense risk and administrative charges	(53,613)	(71,228)	(147,464)
Net investment income (loss)	(4,975)	18,776	162,644
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	108,337
Realized capital gain (loss) on investments	101,259	73,038	514,768
Change in unrealized appreciation (depreciation)	958,121	502,339	(355,958)
Net gain (loss) on investments	1,059,380	575,377	267,147
Net increase (decrease) in net assets from operations	1,054,405	594,153	429,791
Contract owner transactions:
Variable annuity deposits	39,250	7,338	128,519
Terminations, withdrawals and annuity payments	(288,800)	(449,240)	(1,432,565)
Transfers between subaccounts, net	(348,253)	516,499	(378,899)
Maintenance charges and mortality adjustments	(71)	(375)	(203)
Increase (decrease) in net assets from contract transactions	(597,874)	74,222	(1,683,148)
Total increase (decrease) in net assets	456,531	668,375	(1,253,357)
Net assets as of December 31, 2020	$4,661,436	$5,354,089	$10,790,456

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund(a)	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Comstock
Net assets as of December 31, 2018	$1,161,781	$1,303,113	$1,988,228
Investment income (loss):
Dividend distributions	-	-	30,980
Investment Expenses:
Mortality and expense risk and administrative charges	(19,494)	(19,095)	(28,197)
Net investment income (loss)	(19,494)	(19,095)	2,783
Increase (decrease) in net assets from operations:
Capital gain distributions	198,431	130,717	236,559
Realized capital gain (loss) on investments	(3,612)	(32,714)	21,247
Change in unrealized appreciation (depreciation)	191,645	215,141	152,750
Net gain (loss) on investments	386,464	313,144	410,556
Net increase (decrease) in net assets from operations	366,970	294,049	413,339
Contract owner transactions:
Variable annuity deposits	19,592	23,695	32,701
Terminations, withdrawals and annuity payments	(137,589)	(222,445)	(229,281)
Transfers between subaccounts, net	319,408	(85,367)	(243,905)
Maintenance charges and mortality adjustments	(24)	(20)	(14)
Increase (decrease) in net assets from contract transactions	201,387	(284,137)	(440,499)
Total increase (decrease) in net assets	568,357	9,912	(27,160)
Net assets as of December 31, 2019	$1,730,138	$1,313,025	$1,961,068
Investment income (loss):
Dividend distributions	-	3,978	36,911
Investment Expenses:
Mortality and expense risk and administrative charges	(24,622)	(17,097)	(23,366)
Net investment income (loss)	(24,622)	(13,119)	13,545
Increase (decrease) in net assets from operations:
Capital gain distributions	516,119	15,863	45,894
Realized capital gain (loss) on investments	(573,914)	(55,624)	(37,939)
Change in unrealized appreciation (depreciation)	650,578	259,849	(55,138)
Net gain (loss) on investments	592,783	220,088	(47,183)
Net increase (decrease) in net assets from operations	568,161	206,969	(33,638)
Contract owner transactions:
Variable annuity deposits	16,235	160,736	25,228
Terminations, withdrawals and annuity payments	(278,532)	(411,771)	(82,311)
Transfers between subaccounts, net	187,308	210,383	30,518
Maintenance charges and mortality adjustments	(17)	(17)	(13)
Increase (decrease) in net assets from contract transactions	(75,006)	(40,669)	(26,578)
Total increase (decrease) in net assets	493,155	166,300	(60,216)
Net assets as of December 31, 2020	$2,223,293	$1,479,325	$1,900,852

(a) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Equity and Income	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market(b)
Net assets as of December 31, 2018	$1,759,894	$1,265,307	$1,075,099
Investment income (loss):
Dividend distributions	44,038	61,613	16,316
Investment Expenses:
Mortality and expense risk and administrative charges	(26,883)	(19,617)	(14,084)
Net investment income (loss)	17,155	41,996	2,232
Increase (decrease) in net assets from operations:
Capital gain distributions	137,261	1,575	-
Realized capital gain (loss) on investments	1,089	22,496	-
Change in unrealized appreciation (depreciation)	160,668	197,775	-
Net gain (loss) on investments	299,018	221,846	-
Net increase (decrease) in net assets from operations	316,173	263,842	2,232
Contract owner transactions:
Variable annuity deposits	25,185	20,290	123,838
Terminations, withdrawals and annuity payments	(101,510)	(200,086)	(144,110)
Transfers between subaccounts, net	12,841	93,938	(150,349)
Maintenance charges and mortality adjustments	(25)	(51)	(110)
Increase (decrease) in net assets from contract transactions	(63,509)	(85,909)	(170,731)
Total increase (decrease) in net assets	252,664	177,933	(168,499)
Net assets as of December 31, 2019	$2,012,558	$1,443,240	$906,600
Investment income (loss):
Dividend distributions	38,727	54,875	2,002
Investment Expenses:
Mortality and expense risk and administrative charges	(25,178)	(15,902)	(18,184)
Net investment income (loss)	13,549	38,973	(16,182)
Increase (decrease) in net assets from operations:
Capital gain distributions	80,058	30,651	-
Realized capital gain (loss) on investments	(34,434)	(21,523)	-
Change in unrealized appreciation (depreciation)	76,562	(254,873)	-
Net gain (loss) on investments	122,186	(245,745)	-
Net increase (decrease) in net assets from operations	135,735	(206,772)	(16,182)
Contract owner transactions:
Variable annuity deposits	39,851	11,105	6,503
Terminations, withdrawals and annuity payments	(173,341)	(68,590)	(229,190)
Transfers between subaccounts, net	(79,720)	(68,583)	839,821
Maintenance charges and mortality adjustments	(14)	(33)	(97)
Increase (decrease) in net assets from contract transactions	(213,224)	(126,101)	617,037
Total increase (decrease) in net assets	(77,489)	(332,873)	600,855
Net assets as of December 31, 2020	$1,935,069	$1,110,367	$1,507,455

(b) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Government Securities	Invesco V.I. Health Care	Invesco V.I. International Growth
Net assets as of December 31, 2018	$455,149	$2,023,549	$2,510,141
Investment income (loss):
Dividend distributions	12,345	898	34,956
Investment Expenses:
Mortality and expense risk and administrative charges	(6,991)	(29,274)	(38,957)
Net investment income (loss)	5,354	(28,376)	(4,001)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	49,921	175,693
Realized capital gain (loss) on investments	(233)	(65,414)	42,325
Change in unrealized appreciation (depreciation)	12,863	579,236	420,155
Net gain (loss) on investments	12,630	563,743	638,173
Net increase (decrease) in net assets from operations	17,984	535,367	634,172
Contract owner transactions:
Variable annuity deposits	12,432	41,974	157,043
Terminations, withdrawals and annuity payments	(45,177)	(176,886)	(225,135)
Transfers between subaccounts, net	88,359	(543,347)	(167,836)
Maintenance charges and mortality adjustments	(45)	(13)	(76)
Increase (decrease) in net assets from contract transactions	55,569	(678,272)	(236,004)
Total increase (decrease) in net assets	73,553	(142,905)	398,168
Net assets as of December 31, 2019	$528,702	$1,880,644	$2,908,309
Investment income (loss):
Dividend distributions	9,284	6,097	59,000
Investment Expenses:
Mortality and expense risk and administrative charges	(6,805)	(26,445)	(38,535)
Net investment income (loss)	2,479	(20,348)	20,465
Increase (decrease) in net assets from operations:
Capital gain distributions	-	46,412	64,311
Realized capital gain (loss) on investments	7,303	11,515	15,447
Change in unrealized appreciation (depreciation)	15,308	225,720	232,228
Net gain (loss) on investments	22,611	283,647	311,986
Net increase (decrease) in net assets from operations	25,090	263,299	332,451
Contract owner transactions:
Variable annuity deposits	29	39,250	16,157
Terminations, withdrawals and annuity payments	(221,292)	(56,330)	(88,468)
Transfers between subaccounts, net	84,395	59,118	(30,264)
Maintenance charges and mortality adjustments	(31)	(23)	(55)
Increase (decrease) in net assets from contract transactions	(136,899)	42,015	(102,630)
Total increase (decrease) in net assets	(111,809)	305,314	229,821
Net assets as of December 31, 2020	$416,893	$2,185,958	$3,138,130

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Value Opportunities	Janus Henderson VIT Enterprise
Net assets as of December 31, 2018	$585,603	$145,504	$-
Investment income (loss):
Dividend distributions	1,472	-	114
Investment Expenses:
Mortality and expense risk and administrative charges	(9,123)	(2,426)	(1,970)
Net investment income (loss)	(7,651)	(2,426)	(1,856)
Increase (decrease) in net assets from operations:
Capital gain distributions	75,547	36,967	2,764
Realized capital gain (loss) on investments	(5,195)	(922)	16
Change in unrealized appreciation (depreciation)	73,306	7,652	22,203
Net gain (loss) on investments	143,658	43,697	24,983
Net increase (decrease) in net assets from operations	136,007	41,271	23,127
Contract owner transactions:
Variable annuity deposits	103,952	1,629	2,366
Terminations, withdrawals and annuity payments	(118,412)	(2,514)	(12,396)
Transfers between subaccounts, net	7,635	1,104	388,330
Maintenance charges and mortality adjustments	(10)	-	-
Increase (decrease) in net assets from contract transactions	(6,835)	219	378,300
Total increase (decrease) in net assets	129,172	41,490	401,427
Net assets as of December 31, 2019	$714,775	$186,994	$401,427
Investment income (loss):
Dividend distributions	2,748	138	-
Investment Expenses:
Mortality and expense risk and administrative charges	(8,041)	(2,174)	(10,999)
Net investment income (loss)	(5,293)	(2,036)	(10,999)
Increase (decrease) in net assets from operations:
Capital gain distributions	118,795	7,124	63,036
Realized capital gain (loss) on investments	(32,945)	(2,049)	7,074
Change in unrealized appreciation (depreciation)	(49,916)	3,814	217,045
Net gain (loss) on investments	35,934	8,889	287,155
Net increase (decrease) in net assets from operations	30,641	6,853	276,156
Contract owner transactions:
Variable annuity deposits	3,586	43	8,218
Terminations, withdrawals and annuity payments	(72,904)	(2,300)	(27,803)
Transfers between subaccounts, net	(80,339)	1,106	734,786
Maintenance charges and mortality adjustments	(11)	-	-
Increase (decrease) in net assets from contract transactions	(149,668)	(1,151)	715,201
Total increase (decrease) in net assets	(119,027)	5,702	991,357
Net assets as of December 31, 2020	$595,748	$192,696	$1,392,784

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	MFS® VIT II Research International	MFS® VIT Mid Cap Value	MFS® VIT Total Return
Net assets as of December 31, 2018	$556,707	$-	$998,776
Investment income (loss):
Dividend distributions	5,732	138	33,039
Investment Expenses:
Mortality and expense risk and administrative charges	(7,701)	(143)	(21,069)
Net investment income (loss)	(1,969)	(5)	11,970
Increase (decrease) in net assets from operations:
Capital gain distributions	19,947	1,189	42,242
Realized capital gain (loss) on investments	3,796	435	12,938
Change in unrealized appreciation (depreciation)	103,983	247	174,143
Net gain (loss) on investments	127,726	1,871	229,323
Net increase (decrease) in net assets from operations	125,757	1,866	241,293
Contract owner transactions:
Variable annuity deposits	45,938	300	16,278
Terminations, withdrawals and annuity payments	(211,020)	(11,275)	(295,374)
Transfers between subaccounts, net	6,573	24,356	507,001
Maintenance charges and mortality adjustments	(6)	-	(84)
Increase (decrease) in net assets from contract transactions	(158,515)	13,381	227,821
Total increase (decrease) in net assets	(32,758)	15,247	469,114
Net assets as of December 31, 2019	$523,949	$15,247	$1,467,890
Investment income (loss):
Dividend distributions	12,478	351	31,867
Investment Expenses:
Mortality and expense risk and administrative charges	(8,243)	(382)	(21,449)
Net investment income (loss)	4,235	(31)	10,418
Increase (decrease) in net assets from operations:
Capital gain distributions	23,808	1,449	41,498
Realized capital gain (loss) on investments	766	(5)	8,254
Change in unrealized appreciation (depreciation)	63,685	5,347	74,282
Net gain (loss) on investments	88,259	6,791	124,034
Net increase (decrease) in net assets from operations	92,494	6,760	134,452
Contract owner transactions:
Variable annuity deposits	6,166	758	240
Terminations, withdrawals and annuity payments	(46,055)	(13)	(105,481)
Transfers between subaccounts, net	206,710	41,439	179,825
Maintenance charges and mortality adjustments	(6)	-	(82)
Increase (decrease) in net assets from contract transactions	166,815	42,184	74,502
Total increase (decrease) in net assets	259,309	48,944	208,954
Net assets as of December 31, 2020	$783,258	$64,191	$1,676,844

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	MFS® VIT Utilities	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset
Net assets as of December 31, 2018	$3,341,858	$4,649,473	$1,095,783
Investment income (loss):
Dividend distributions	130,517	13,839	33,122
Investment Expenses:
Mortality and expense risk and administrative charges	(50,272)	(70,606)	(15,955)
Net investment income (loss)	80,245	(56,767)	17,167
Increase (decrease) in net assets from operations:
Capital gain distributions	10,338	265,716	-
Realized capital gain (loss) on investments	89,535	272,027	245
Change in unrealized appreciation (depreciation)	555,737	571,033	93,428
Net gain (loss) on investments	655,610	1,108,776	93,673
Net increase (decrease) in net assets from operations	735,855	1,052,009	110,840
Contract owner transactions:
Variable annuity deposits	151,418	223,354	45,726
Terminations, withdrawals and annuity payments	(274,462)	(579,104)	(85,411)
Transfers between subaccounts, net	(278,197)	(177,401)	(29,339)
Maintenance charges and mortality adjustments	(78)	(31)	(52)
Increase (decrease) in net assets from contract transactions	(401,319)	(533,182)	(69,076)
Total increase (decrease) in net assets	334,536	518,827	41,764
Net assets as of December 31, 2019	$3,676,394	$5,168,300	$1,137,547
Investment income (loss):
Dividend distributions	64,104	17,908	45,450
Investment Expenses:
Mortality and expense risk and administrative charges	(41,032)	(67,084)	(12,761)
Net investment income (loss)	23,072	(49,176)	32,689
Increase (decrease) in net assets from operations:
Capital gain distributions	75,848	197,002	-
Realized capital gain (loss) on investments	110,695	163,097	(16,410)
Change in unrealized appreciation (depreciation)	(95,784)	493,982	34,099
Net gain (loss) on investments	90,759	854,081	17,689
Net increase (decrease) in net assets from operations	113,831	804,905	50,378
Contract owner transactions:
Variable annuity deposits	37,636	3,844	18,763
Terminations, withdrawals and annuity payments	(427,732)	(457,237)	(100,260)
Transfers between subaccounts, net	(439,424)	17,221	(227,821)
Maintenance charges and mortality adjustments	(92)	(38)	(53)
Increase (decrease) in net assets from contract transactions	(829,612)	(436,210)	(309,371)
Total increase (decrease) in net assets	(715,781)	368,695	(258,993)
Net assets as of December 31, 2020	$2,960,613	$5,536,995	$878,554

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO VIT CommodityRealReturn Strategy	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration
Net assets as of December 31, 2018	$378,050	$845,756	$1,897,282
Investment income (loss):
Dividend distributions	15,112	15,133	69,119
Investment Expenses:
Mortality and expense risk and administrative charges	(4,762)	(12,170)	(35,189)
Net investment income (loss)	10,350	2,963	33,930
Increase (decrease) in net assets from operations:
Capital gain distributions	-	5,822	-
Realized capital gain (loss) on investments	(55,677)	4,412	(1,249)
Change in unrealized appreciation (depreciation)	80,337	32,795	31,293
Net gain (loss) on investments	24,660	43,029	30,044
Net increase (decrease) in net assets from operations	35,010	45,992	63,974
Contract owner transactions:
Variable annuity deposits	17,122	29,301	69
Terminations, withdrawals and annuity payments	(16,337)	(87,860)	(262,454)
Transfers between subaccounts, net	(131,427)	18,168	877,857
Maintenance charges and mortality adjustments	(2)	(39)	(40)
Increase (decrease) in net assets from contract transactions	(130,644)	(40,430)	615,432
Total increase (decrease) in net assets	(95,634)	5,562	679,406
Net assets as of December 31, 2019	$282,416	$851,318	$2,576,688
Investment income (loss):
Dividend distributions	14,289	44,621	30,528
Investment Expenses:
Mortality and expense risk and administrative charges	(3,174)	(10,942)	(36,482)
Net investment income (loss)	11,115	33,679	(5,954)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(27,486)	4,954	492
Change in unrealized appreciation (depreciation)	13,001	(11,900)	45,086
Net gain (loss) on investments	(14,485)	(6,946)	45,578
Net increase (decrease) in net assets from operations	(3,370)	26,733	39,624
Contract owner transactions:
Variable annuity deposits	8,193	3,201	13,049
Terminations, withdrawals and annuity payments	(6,760)	(31,008)	(166,998)
Transfers between subaccounts, net	(42,469)	(78,205)	244,265
Maintenance charges and mortality adjustments	(2)	(14)	(34)
Increase (decrease) in net assets from contract transactions	(41,038)	(106,026)	90,282
Total increase (decrease) in net assets	(44,408)	(79,293)	129,906
Net assets as of December 31, 2020	$238,008	$772,025	$2,706,594

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO VIT Real Return	Royce Micro-Cap
Net assets as of December 31, 2018	$3,508,413	$1,214,090
Investment income (loss):
Dividend distributions	59,636	-
Investment Expenses:
Mortality and expense risk and administrative charges	(51,066)	(15,818)
Net investment income (loss)	8,570	(15,818)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	91,180
Realized capital gain (loss) on investments	(15,716)	(37,022)
Change in unrealized appreciation (depreciation)	244,177	145,213
Net gain (loss) on investments	228,461	199,371
Net increase (decrease) in net assets from operations	237,031	183,553
Contract owner transactions:
Variable annuity deposits	269,604	44,236
Terminations, withdrawals and annuity payments	(203,152)	(148,487)
Transfers between subaccounts, net	(46,941)	(257,295)
Maintenance charges and mortality adjustments	(107)	(6)
Increase (decrease) in net assets from contract transactions	19,404	(361,552)
Total increase (decrease) in net assets	256,435	(177,999)
Net assets as of December 31, 2019	$3,764,848	$1,036,091
Investment income (loss):
Dividend distributions	42,360	-
Investment Expenses:
Mortality and expense risk and administrative charges	(42,193)	(11,433)
Net investment income (loss)	167	(11,433)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	9,524
Realized capital gain (loss) on investments	20,680	(65,243)
Change in unrealized appreciation (depreciation)	282,717	178,603
Net gain (loss) on investments	303,397	122,884
Net increase (decrease) in net assets from operations	303,564	111,451
Contract owner transactions:
Variable annuity deposits	80,651	24,243
Terminations, withdrawals and annuity payments	(449,223)	(101,198)
Transfers between subaccounts, net	(1,043,477)	(324,133)
Maintenance charges and mortality adjustments	(99)	(13)
Increase (decrease) in net assets from contract transactions	(1,412,148)	(401,101)
Total increase (decrease) in net assets	(1,108,584)	(289,650)
Net assets as of December 31, 2020	$2,656,264	$746,441

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII
Notes to Financial Statements
December 31, 2020

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account VIII (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for the Account are allocated to one or more of the subaccounts that comprise the Account.   The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

American Century VP Ultra®	II	American Century Investment Management, Inc	-
American Century VP Value	II	American Century Investment Management, Inc	-
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS® International	Class 4	Capital Research and Management Company	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	-
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Guggenheim VIF All Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Alpha Opportunity	-	Security Investors, LLC	-
Guggenheim VIF High Yield	-	Security Investors, LLC	-
Guggenheim VIF Large Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Long Short Equity	-	Security Investors, LLC	-
Guggenheim VIF Managed Asset Allocation	-	Security Investors, LLC	-
Guggenheim VIF Small Cap Value	-	Security Investors, LLC	-
Guggenheim VIF SMid Cap Value	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Core	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Mid Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Small Growth	-	Security Investors, LLC	-
Guggenheim VIF Total Return Bond	-	Security Investors, LLC	-
Guggenheim VIF World Equity Income	-	Security Investors, LLC	-
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Series II	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. Main Street Small Cap Fund	Series II	Invesco Advisers, Inc	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	-

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	-
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc	-
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc	-
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS® VIT Mid Cap Value	Service Shares	Massachusetts Financial Services Company	-
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	-
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	-
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	-
Royce Micro-Cap	Investment	Royce & Associates, LP	-

Forty-seven subaccounts are currently offered by the Account, all of which had activity.

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

May 1, 2019	American Funds IS® Asset Allocation
May 1, 2019	American Funds IS® Global Growth
May 1, 2019	American Funds IS® Growth-Income
May 1, 2019	American Funds IS® International
May 1, 2019	BlackRock High Yield V.I.
May 1, 2019	Janus Henderson VIT Enterprise
May 1, 2019	MFS® VIT Mid Cap Value

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount

April 30, 2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Mid Cap Growth

During the current year the following subaccount was liquidated and subsequently reinvested:
Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)

April 30, 2020	BNY Mellon VIF International Value	Invesco V.I. Government Money Market	392,433

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2020, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

American Century VP Ultra®	$ 2,635,240	$ 1,310,238
American Century VP Value	419,660	415,991
American Funds IS® Asset Allocation	1,895,041	571,396
American Funds IS® Global Growth	499,228	56,119
American Funds IS® Growth-Income	567,192	227,968
American Funds IS® International	-	58,854
BlackRock High Yield V.I.	30,538	33,357
BNY Mellon IP Technology Growth	2,222,088	761,003
ClearBridge Variable Aggressive Growth	531,752	372,739
ClearBridge Variable Small Cap Growth	518,452	478,434
Guggenheim VIF All Cap Value	945,432	1,630,172
Guggenheim VIF Alpha Opportunity	4,589	427,495

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Guggenheim VIF High Yield	$ 823,128	$ 1,573,155
Guggenheim VIF Large Cap Value	980,410	1,043,725
Guggenheim VIF Long Short Equity	4,554	146,539
Guggenheim VIF Managed Asset Allocation	479,436	1,024,893
Guggenheim VIF Small Cap Value	921,417	1,496,680
Guggenheim VIF SMid Cap Value	1,555,015	4,532,140
Guggenheim VIF StylePlus Large Core	1,082,627	2,063,695
Guggenheim VIF StylePlus Large Growth	1,260,917	1,453,445
Guggenheim VIF StylePlus Mid Growth	1,312,167	1,979,048
Guggenheim VIF StylePlus Small Growth	265,772	868,621
Guggenheim VIF Total Return Bond	949,881	856,883
Guggenheim VIF World Equity Income	639,873	2,052,040
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)	2,466,964	2,050,473
Invesco Oppenheimer V.I. Main Street Small Cap Fund	813,795	851,720
Invesco V.I. Comstock	271,026	238,165
Invesco V.I. Equity and Income	412,729	532,346
Invesco V.I. Global Real Estate	113,572	170,049
Invesco V.I. Government Money Market (b)	1,683,253	1,082,398
Invesco V.I. Government Securities	100,912	235,332
Invesco V.I. Health Care	409,833	341,754
Invesco V.I. International Growth	382,740	400,594
Invesco V.I. Mid Cap Core Equity	131,850	168,016
Invesco V.I. Value Opportunities	8,321	4,384
Janus Henderson VIT Enterprise	882,112	114,874
MFS® VIT II Research International	280,796	85,938
MFS® VIT Mid Cap Value	43,925	323
MFS® VIT Total Return	483,053	356,635
MFS® VIT Utilities	223,512	954,204
Neuberger Berman AMT Sustainable Equity	324,557	612,941
PIMCO VIT All Asset	280,088	556,770
PIMCO VIT CommodityRealReturn Strategy	26,614	56,537
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	92,737	165,084
PIMCO VIT Low Duration	658,309	573,981
PIMCO VIT Real Return	219,543	1,631,524
Royce Micro-Cap	86,456	489,466

(a) Merger. See Note 1.
(b) Liquidation. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.
The annuity assets for December 31, 2020 by subaccount are as follows:

Subaccount	Annuity Assets

Guggenheim VIF All Cap Value	$ 57,973
Guggenheim VIF High Yield	21,370
Guggenheim VIF Large Cap Value	28,624
Guggenheim VIF Long Short Equity	4,999
Guggenheim VIF SMid Cap Value	32,229
Guggenheim VIF StylePlus Large Core	85,992
Guggenheim VIF StylePlus Large Growth	103,187
Guggenheim VIF StylePlus Mid Growth	63,847
Guggenheim VIF StylePlus Small Growth	15,265
Guggenheim VIF Total Return Bond	74,136
Guggenheim VIF World Equity Income	103,045
Invesco Oppenheimer V.I. Main Street Small Cap Fund	7,971
Invesco V.I. Government Money Market	1,053

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

As the economic and regulatory environment continues to evolve related to COVID-19, we cannot reasonably estimate the length or severity of this event or the impact to Separate Account performance and financial results. However, in general, a deterioration in general economic and business conditions can have a negative impact on individual unit values and could cause a net decrease in net assets resulting from operations of the separate account.

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.
The Account had no financial liabilities as of December 31, 2020.

2. Variable Annuity Contract Charges

Mortality and Expense Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of average daily net asset value of which 0.70% is for assuming mortality risks and the remainder is for assuming expense risks. Extra Credit contract owners may elect an annual stepped up death benefit for an additional fee of 0.20% of average daily net asset value.

Administrative Charge: SBL deducts a daily administrative fee equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:
• Account Administrative Charge: For Extra Credit contracts, an account administrative fee of $30 is deducted annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2020 and 2019, were as follows:

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

American Century VP Ultra®	58,745	(34,959)	23,786	25,191	(57,894)	(32,703)
American Century VP Value	15,963	(17,062)	(1,099)	10,761	(20,121)	(9,360)
American Funds IS® Asset Allocation	174,919	(50,376)	124,543	36,945	(822)	36,123
American Funds IS® Global Growth	39,025	(4,990)	34,035	32,643	(1,666)	30,977
American Funds IS® Growth-Income	52,083	(20,742)	31,341	58,742	(6,213)	52,529
American Funds IS® International	-	(6,250)	(6,250)	7,374	(1,124)	6,250
BlackRock High Yield V.I.	3,136	(3,085)	51	3,362	(516)	2,846
BNY Mellon IP Technology Growth	45,946	(16,245)	29,701	4,754	(11,264)	(6,510)
ClearBridge Variable Aggressive Growth	12,841	(14,367)	(1,526)	14,368	(30,475)	(16,107)
ClearBridge Variable Small Cap Growth	9,425	(13,048)	(3,623)	18,741	(11,769)	6,972
Guggenheim VIF All Cap Value	5,990	(29,725)	(23,735)	4,236	(34,417)	(30,181)
Guggenheim VIF Alpha Opportunity	3	(21,314)	(21,311)	3,906	(17,839)	(13,933)
Guggenheim VIF High Yield	16,155	(45,008)	(28,853)	18,087	(79,951)	(61,864)
Guggenheim VIF Large Cap Value	9,436	(25,299)	(15,863)	10,079	(30,952)	(20,873)
Guggenheim VIF Long Short Equity	282	(12,339)	(12,057)	723	(5,684)	(4,961)
Guggenheim VIF Managed Asset Allocation	2,558	(26,007)	(23,449)	9,855	(27,615)	(17,760)
Guggenheim VIF Small Cap Value	7,630	(30,541)	(22,911)	4,987	(50,640)	(45,653)
Guggenheim VIF SMid Cap Value	3,884	(41,793)	(37,909)	7,462	(63,375)	(55,913)
Guggenheim VIF StylePlus Large Core	12,262	(45,138)	(32,876)	14,699	(53,536)	(38,837)
Guggenheim VIF StylePlus Large Growth	43,958	(54,223)	(10,265)	16,434	(36,632)	(20,198)
Guggenheim VIF StylePlus Mid Growth	7,355	(21,831)	(14,476)	10,032	(28,822)	(18,790)
Guggenheim VIF StylePlus Small Growth	6,795	(23,396)	(16,601)	14,781	(13,896)	885
Guggenheim VIF Total Return Bond	38,255	(34,968)	3,287	46,664	(47,003)	(339)
Guggenheim VIF World Equity Income	5,603	(42,625)	(37,022)	6,254	(53,819)	(47,565)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund(a)	84,054	(89,163)	(5,109)	19,304	(10,899)	8,405

(a) Merger. See Note 1.

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Invesco Oppenheimer V.I. Main Street Small Cap Fund	27,580	(29,555)	(1,975)	3,102	(13,485)	(10,383)
Invesco V.I. Comstock	11,261	(11,799)	(538)	4,613	(26,799)	(22,186)
Invesco V.I. Equity and Income	15,854	(26,606)	(10,752)	4,506	(7,882)	(3,376)
Invesco V.I. Global Real Estate	1,449	(7,829)	(6,380)	5,357	(9,155)	(3,798)
Invesco V.I. Government Money Market(b)	172,489	(109,371)	63,118	57,476	(74,871)	(17,395)
Invesco V.I. Government Securities	7,603	(18,482)	(10,879)	13,555	(9,017)	4,538
Invesco V.I. Health Care	12,905	(11,009)	1,896	2,552	(28,275)	(25,723)
Invesco V.I. International Growth	15,108	(20,863)	(5,755)	11,776	(25,666)	(13,890)
Invesco V.I. Mid Cap Core Equity	570	(7,647)	(7,077)	5,398	(5,704)	(306)
Invesco V.I. Value Opportunities	85	(174)	(89)	180	(161)	19
Janus Henderson VIT Enterprise	81,168	(9,949)	71,219	39,686	(3,212)	36,474
MFS® VIT II Research International	16,921	(5,387)	11,534	7,576	(18,860)	(11,284)
MFS® VIT Mid Cap Value	4,363	(1)	4,362	2,500	(1,102)	1,398
MFS® VIT Total Return	23,226	(18,782)	4,444	31,416	(16,508)	14,908
MFS® VIT Utilities	3,394	(31,293)	(27,899)	10,886	(25,479)	(14,593)
Neuberger Berman AMT Sustainable Equity	3,082	(16,013)	(12,931)	10,213	(26,748)	(16,535)
PIMCO VIT All Asset	15,188	(32,900)	(17,712)	5,303	(9,350)	(4,047)
PIMCO VIT CommodityRealReturn Strategy	2,543	(10,348)	(7,805)	4,154	(27,471)	(23,317)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	2,823	(9,216)	(6,393)	2,842	(5,232)	(2,390)
PIMCO VIT Low Duration	49,689	(42,651)	7,038	73,166	(23,009)	50,157
PIMCO VIT Real Return	12,181	(103,935)	(91,754)	21,681	(20,756)	925
Royce Micro-Cap	5,695	(31,275)	(25,580)	2,518	(26,319)	(23,801)

(b) Liquidation. See Note 1.

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2020, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century VP Ultra®
2020	220,040	44.32	45.86	10,089,351	-	1.40	1.60	47.19	47.46
2019	196,254	30.11	31.10	6,102,204	-	1.40	1.60	32.29	32.57
2018	228,957	22.76	23.46	5,369,667	0.11	1.40	1.60	(1.00)	(0.80)
2017	221,592	22.99	23.65	5,238,800	0.19	1.40	1.60	29.89	30.16
2016	155,464	17.70	18.17	2,823,424	0.22	1.40	1.60	2.67	2.89
American Century VP Value
2020	88,758	24.35	25.20	2,237,773	0.02	1.40	1.60	(0.77)	(0.59)
2019	89,857	24.54	25.35	2,278,688	2.02	1.40	1.60	24.89	25.12
2018	99,217	19.65	20.26	2,010,393	1.59	1.40	1.60	(10.76)	(10.55)
2017	107,608	22.02	22.65	2,437,159	1.26	1.40	1.60	6.84	7.09
2016	224,222	20.61	21.15	4,742,476	1.39	1.40	1.60	18.38	18.62
American Funds IS® Asset Allocation
2020	160,666	11.92	11.92	1,914,845	0.02	1.40	1.60	10.58	10.58
2019	36,123	10.78	10.78	389,374	0.91	1.40	1.60	7.80	7.80
American Funds IS® Global Growth
2020	65,012	14.33	14.33	931,683	0.00	1.40	1.60	28.29	28.29
2019	30,977	11.17	11.17	345,918	0.73	1.40	1.60	11.70	11.70
American Funds IS® Growth-Income
2020	83,870	12.14	12.14	1,018,292	0.01	1.40	1.60	11.68	11.68
2019	52,529	10.87	10.87	571,054	1.46	1.40	1.60	8.70	8.70

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS® International
2020	-	11.93	11.93	-	-	1.40	1.60	12.12	12.12
2019	6,250	10.64	10.64	66,517	0.44	1.40	1.60	6.40	6.40
BlackRock High Yield V.I.
2020	2,897	11.05	11.05	31,999	0.08	1.40	1.60	5.54	5.54
2019	2,846	10.47	10.47	29,791	4.50	1.40	1.60	4.70	4.70
BNY Mellon IP Technology Growth
2020	99,142	56.62	58.39	5,785,517	0.00	1.40	1.60	66.87	67.21
2019	69,441	33.93	34.92	2,423,035	-	1.40	1.60	23.52	23.74
2018	75,951	27.47	28.22	2,141,574	-	1.40	1.60	(2.86)	(2.66)
2017	66,321	28.28	28.99	1,920,859	-	1.40	1.60	40.07	40.39
2016	58,127	20.19	20.65	1,199,143	-	1.40	1.60	2.75	2.94
ClearBridge Variable Aggressive Growth
2020	81,809	29.04	29.95	2,445,809	0.01	1.40	1.60	15.84	16.09
2019	83,335	25.07	25.80	2,146,239	0.73	1.40	1.60	22.77	23.03
2018	99,442	20.42	20.97	2,082,730	0.35	1.40	1.60	(10.04)	(9.85)
2017	131,196	22.70	23.26	3,049,135	0.28	1.40	1.60	14.13	14.36
2016	121,359	19.89	20.34	2,465,797	0.30	1.40	1.60	(0.65)	(0.49)
ClearBridge Variable Small Cap Growth
2020	61,084	45.95	47.39	2,893,742	-	1.40	1.60	40.95	41.25
2019	64,707	32.60	33.55	2,170,035	-	1.40	1.60	24.86	25.09
2018	57,735	26.11	26.82	1,547,656	-	1.40	1.60	1.75	2.02
2017	50,369	25.66	26.29	1,323,894	-	1.40	1.60	22.31	22.51
2016	46,502	20.98	21.46	997,409	-	1.40	1.60	4.12	4.33
Guggenheim VIF All Cap Value
2020	180,356	30.14	58.16	10,478,045	0.02	1.40	1.60	0.27	0.47
2019	204,091	30.06	57.89	11,804,890	1.47	1.40	1.60	21.75	22.00
2018	234,272	24.69	47.45	11,107,419	1.20	1.40	1.60	(12.07)	(11.88)
2017	270,687	28.08	53.85	14,565,875	1.03	1.40	1.60	12.95	13.18
2016	307,824	24.86	47.58	14,628,032	1.47	1.40	1.60	20.74	21.01

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Alpha Opportunity
2020	30,617	19.51	20.19	618,788	0.01	1.40	1.60	(1.32)	(1.13)
2019	51,928	19.77	20.42	1,061,175	0.16	1.40	1.60	(4.03)	(3.82)
2018	65,861	20.60	21.23	1,399,121	-	1.40	1.60	(13.01)	(12.81)
2017	88,506	23.68	24.35	2,156,178	-	1.40	1.60	5.53	5.73
2016	94,777	22.44	23.03	2,183,787	-	1.40	1.60	10.98	11.20
Guggenheim VIF High Yield
2020	104,396	28.36	35.99	3,741,014	0.07	1.40	1.60	2.94	3.18
2019	133,249	27.55	34.88	4,632,437	6.63	1.40	1.60	9.94	10.17
2018	195,113	25.06	31.66	6,161,515	7.73	1.40	1.60	(5.65)	(5.49)
2017	244,613	26.56	33.50	8,184,747	5.89	1.40	1.60	4.53	4.75
2016	223,291	25.41	31.98	7,129,883	8.06	1.40	1.60	15.66	15.87
Guggenheim VIF Large Cap Value
2020	197,090	24.23	44.29	8,657,323	0.02	1.40	1.60	0.58	0.77
2019	212,953	24.09	43.95	9,293,799	1.75	1.40	1.60	19.85	20.11
2018	233,826	20.10	36.59	8,500,019	1.44	1.40	1.60	(10.98)	(10.80)
2017	270,525	22.58	41.02	11,026,763	1.24	1.40	1.60	13.98	14.20
2016	305,536	19.81	35.92	10,904,488	1.71	1.40	1.60	19.48	19.69
Guggenheim VIF Long Short Equity
2020	10,301	13.71	14.19	146,596	0.01	1.40	1.60	3.24	3.43
2019	22,358	13.28	13.72	307,131	0.60	1.40	1.60	3.83	4.10
2018	27,319	12.79	13.18	360,513	-	1.40	1.60	(14.33)	(14.19)
2017	24,132	14.93	15.36	371,230	0.37	1.40	1.60	13.02	13.27
2016	28,245	13.21	13.56	383,548	-	1.40	1.60	(0.97)	(0.73)
Guggenheim VIF Managed Asset Allocation
2020	135,762	22.96	41.67	5,619,356	0.01	1.40	1.60	10.81	11.03
2019	159,211	20.72	37.53	5,942,105	1.63	1.40	1.60	18.20	18.43
2018	176,971	17.53	31.69	5,580,289	1.42	1.40	1.60	(7.25)	(7.07)
2017	199,436	18.90	34.10	6,796,932	1.35	1.40	1.60	12.57	12.80
2016	265,477	16.79	30.23	8,022,378	1.31	1.40	1.60	6.27	6.52

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Small Cap Value
2020	127,469	55.16	55.34	7,051,954	0.01	1.40	1.60	(2.56)	(2.36)
2019	150,380	56.61	56.68	8,520,690	0.80	1.40	1.60	20.63	20.88
2018	196,033	46.89	46.93	9,190,606	0.37	1.40	1.60	(14.08)	(13.90)
2017	216,784	54.46	54.62	11,803,603	0.35	1.40	1.60	2.06	2.25
2016	252,113	53.26	53.52	13,424,757	0.12	1.40	1.60	24.58	24.85
Guggenheim VIF SMid Cap Value
2020	207,798	57.65	120.94	24,832,570	0.01	1.40	1.60	2.63	2.85
2019	245,707	56.17	117.59	28,605,596	0.90	1.40	1.60	24.66	24.92
2018	301,620	45.06	94.13	28,160,811	0.64	1.40	1.60	(14.37)	(14.20)
2017	334,725	52.62	109.71	36,443,564	0.66	1.40	1.60	11.91	12.12
2016	373,691	47.02	97.85	36,297,452	0.95	1.40	1.60	24.72	24.98
Guggenheim VIF StylePlus Large Core
2020	203,638	19.92	53.09	10,760,872	0.02	1.40	1.60	16.90	17.12
2019	236,514	17.04	45.33	10,677,255	2.09	1.40	1.60	27.83	28.16
2018	275,351	13.33	35.37	9,704,105	1.66	1.40	1.60	(8.01)	(7.89)
2017	291,092	14.49	38.40	11,087,872	1.24	1.40	1.60	20.25	20.53
2016	329,887	12.05	31.86	10,431,133	0.85	1.40	1.60	11.57	11.75
Guggenheim VIF StylePlus Large Growth
2020	164,323	24.88	30.48	4,992,685	0.01	1.40	1.60	35.66	35.95
2019	174,588	18.34	22.42	3,902,445	1.89	1.40	1.60	31.75	32.04
2018	194,786	13.92	16.98	3,298,125	1.54	1.40	1.60	(5.18)	(4.98)
2017	248,426	14.68	17.87	4,429,909	1.02	1.40	1.60	28.10	28.28
2016	256,581	11.46	13.93	3,564,794	0.48	1.40	1.60	6.90	7.24
Guggenheim VIF StylePlus Mid Growth
2020	135,149	30.79	106.84	14,381,933	0.01	1.40	1.60	29.97	30.26
2019	149,625	23.69	82.02	12,227,345	0.86	1.40	1.60	30.60	30.83
2018	168,415	18.14	62.69	10,522,098	1.43	1.40	1.60	(8.61)	(8.40)
2017	182,612	19.85	68.44	12,436,908	0.95	1.40	1.60	22.68	22.94
2016	193,006	16.18	55.67	10,693,283	0.69	1.40	1.60	6.94	7.12

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF StylePlus Small Growth
2020	96,174	24.58	48.53	4,661,436	0.01	1.40	1.60	29.71	30.00
2019	112,775	18.95	37.33	4,204,905	0.61	1.40	1.60	23.69	23.90
2018	111,890	15.32	30.13	3,366,123	1.12	1.40	1.60	(11.75)	(11.56)
2017	125,611	17.36	34.07	4,273,802	0.72	1.40	1.60	20.47	20.69
2016	139,766	14.41	28.23	3,940,470	0.33	1.40	1.60	11.62	11.85
Guggenheim VIF Total Return Bond
2020	220,450	18.62	24.46	5,354,089	0.02	1.40	1.60	12.37	12.62
2019	217,163	16.57	21.72	4,685,714	2.83	1.40	1.60	2.79	2.99
2018	217,502	16.12	21.09	4,556,409	4.37	1.40	1.60	(0.49)	(0.28)
2017	232,685	16.20	21.15	4,872,545	3.28	1.40	1.60	5.06	5.28
2016	379,530	15.42	20.09	7,575,667	4.56	1.40	1.60	5.11	5.29
Guggenheim VIF World Equity Income
2020	214,459	18.41	50.59	10,790,456	0.03	1.40	1.60	4.96	5.15
2019	251,481	17.54	48.11	12,043,813	2.74	1.40	1.60	19.40	19.71
2018	299,046	14.69	40.19	11,972,095	2.95	1.40	1.60	(9.60)	(9.46)
2017	312,703	16.25	44.39	13,826,026	2.65	1.40	1.60	13.16	13.44
2016	374,557	14.36	39.13	14,597,442	3.25	1.40	1.60	8.62	8.85
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)
2020	69,470	31.06	32.03	2,223,293	-	1.40	1.60	37.68	38.00
2019	74,579	22.56	23.21	1,730,138	-	1.40	1.60	31.85	32.10
2018	66,174	17.11	17.57	1,161,781	-	1.40	1.60	(7.36)	(7.18)
2017	62,265	18.47	18.93	1,177,677	-	1.40	1.60	20.17	20.42
2016	65,692	15.37	15.72	1,031,720	-	1.40	1.60	(1.03)	(0.82)

(a) Merger. See Note 1.

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco Oppenheimer V.I. Main Street Small Cap Fund
2020	42,366	33.77	34.95	1,479,325	0.00	1.40	1.60	17.75	17.99
2019	44,341	28.68	29.62	1,313,025	-	1.40	1.60	24.10	24.35
2018	54,724	23.11	23.82	1,303,113	0.07	1.40	1.60	(11.96)	(11.81)
2017	64,356	26.25	27.01	1,736,296	0.75	1.40	1.60	12.08	12.35
2016	51,374	23.42	24.04	1,233,714	0.16	1.40	1.60	15.77	16.02
Invesco V.I. Comstock
2020	88,597	20.82	21.47	1,900,852	0.02	1.40	1.60	(2.66)	(2.45)
2019	89,135	21.39	22.01	1,961,068	1.57	1.40	1.60	22.93	23.17
2018	111,321	17.40	17.87	1,988,228	1.52	1.40	1.60	(13.78)	(13.59)
2017	104,532	20.18	20.68	2,160,634	1.66	1.40	1.60	15.71	15.92
2016	138,483	17.44	17.84	2,469,225	1.36	1.40	1.60	15.12	15.39
Invesco V.I. Equity and Income
2020	86,389	21.72	22.40	1,935,069	0.02	1.40	1.60	7.90	8.11
2019	97,141	20.13	20.72	2,012,558	2.33	1.40	1.60	18.06	18.33
2018	100,517	17.05	17.51	1,759,894	2.18	1.40	1.60	(11.20)	(10.98)
2017	98,899	19.20	19.67	1,945,518	1.47	1.40	1.60	9.03	9.22
2016	96,847	17.61	18.01	1,744,027	1.53	1.40	1.60	13.03	13.20
Invesco V.I. Global Real Estate
2020	51,581	20.81	21.53	1,110,367	0.04	1.40	1.60	(13.72)	(13.57)
2019	57,961	24.12	24.91	1,443,240	4.55	1.40	1.60	21.08	21.28
2018	61,759	19.92	20.54	1,265,307	3.71	1.40	1.60	(7.69)	(7.44)
2017	66,677	21.58	22.19	1,476,373	3.20	1.40	1.60	11.24	11.45
2016	74,273	19.40	19.91	1,475,634	1.85	1.40	1.60	0.41	0.61

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Government Money Market (b)
2020	155,579	9.60	9.69	1,507,455	0.00	1.40	1.60	(1.44)	(1.22)
2019	92,461	9.74	9.81	906,600	1.65	1.40	1.60	-	0.20
2018	109,856	9.74	9.79	1,075,099	1.39	1.40	1.60	(0.31)	(0.10)
2017	115,244	9.77	9.80	1,129,378	0.33	1.40	1.60	(1.31)	(1.11)
2016	134,052	9.90	9.91	1,328,156	0.07	1.40	1.60	(1.00)	(0.90)
Invesco V.I. Government Securities
2020	33,451	12.08	12.45	416,893	0.02	1.40	1.60	4.32	4.45
2019	44,330	11.58	11.92	528,702	2.51	1.40	1.60	4.04	4.29
2018	39,792	11.13	11.43	455,149	1.56	1.40	1.60	(1.33)	1.78
2017	45,068	11.28	11.56	521,288	1.77	1.40	1.60	0.09	0.35
2016	67,135	11.27	11.52	773,974	3.34	1.40	1.60	(0.62)	(0.43)
Invesco V.I. Health Care
2020	65,275	32.35	33.48	2,185,958	0.00	1.40	1.60	12.64	12.84
2019	63,379	28.72	29.67	1,880,644	0.05	1.40	1.60	30.37	30.65
2018	89,102	22.03	22.71	2,023,549	-	1.40	1.60	(0.72)	(0.48)
2017	95,139	22.19	22.82	2,171,793	0.40	1.40	1.60	13.97	14.21
2016	87,673	19.47	19.98	1,752,298	-	1.40	1.60	(12.85)	(12.71)
Invesco V.I. International Growth
2020	146,427	20.79	21.44	3,138,130	0.02	1.40	1.60	11.89	12.13
2019	152,182	18.58	19.12	2,908,309	1.29	1.40	1.60	26.22	26.46
2018	166,072	14.72	15.12	2,510,141	1.95	1.40	1.60	(16.55)	(16.37)
2017	168,875	17.64	18.08	3,053,626	1.32	1.40	1.60	20.74	21.02
2016	154,161	14.61	14.94	2,303,831	1.10	1.40	1.60	(2.27)	(2.10)
Invesco V.I. Mid Cap Core Equity
2020	24,497	23.49	24.31	595,748	0.00	1.40	1.60	7.21	7.42
2019	31,574	21.91	22.63	714,775	0.23	1.40	1.60	23.02	23.32
2018	31,880	17.81	18.35	585,603	0.09	1.40	1.60	(12.99)	(12.87)
2017	62,354	20.47	21.06	1,313,621	0.46	1.40	1.60	12.78	13.04
2016	47,570	18.15	18.63	886,463	-	1.40	1.60	11.35	11.62

(b) Liquidation. See Note 1.

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Value Opportunities
2020	11,411	16.33	16.90	192,696	0.00	1.40	1.60	3.68	3.87
2019	11,500	15.75	16.27	186,994	-	1.40	1.60	28.05	28.31
2018	11,481	12.30	12.68	145,504	-	1.40	1.60	(20.65)	(20.50)
2017	13,921	15.50	15.95	221,605	0.02	1.40	1.60	15.33	15.58
2016	12,769	13.44	13.80	175,801	0.07	1.40	1.60	16.06	16.36
Janus Henderson VIT Enterprise
2020	107,693	12.93	12.93	1,392,784	-	1.40	1.60	17.44	17.44
2019	36,474	11.01	11.01	401,427	0.06	1.40	1.60	10.10	10.10
MFS® VIT II Research International
2020	44,983	16.90	17.42	783,258	0.02	1.40	1.60	10.97	11.10
2019	33,449	15.23	15.68	523,949	1.06	1.40	1.60	25.56	25.94
2018	44,733	12.13	12.45	556,707	1.27	1.40	1.60	(15.65)	(15.54)
2017	40,484	14.38	14.74	596,390	1.42	1.40	1.60	25.81	26.09
2016	53,977	11.43	11.69	630,611	0.48	1.40	1.60	(2.47)	(2.26)
MFS® VIT Mid Cap Value
2020	5,760	11.14	11.14	64,191	0.01	1.40	1.60	2.20	2.20
2019	1,398	10.90	10.90	15,247	1.81	1.40	1.60	9.00	9.00
MFS® VIT Total Return
2020	81,172	20.02	20.64	1,676,844	0.02	1.40	1.60	7.75	7.95
2019	76,728	18.58	19.12	1,467,890	2.68	1.40	1.60	18.19	18.46
2018	61,820	15.72	16.14	998,776	1.84	1.40	1.60	(7.37)	(7.19)
2017	74,486	16.97	17.39	1,295,503	2.32	1.40	1.60	10.27	10.41
2016	86,639	15.39	15.75	1,364,114	6.71	1.40	1.60	7.02	7.29
MFS® VIT Utilities
2020	95,165	30.18	31.12	2,960,613	0.02	1.40	1.60	3.96	4.15
2019	123,064	29.03	29.88	3,676,394	3.72	1.40	1.60	22.80	23.06
2018	137,657	23.64	24.28	3,341,858	0.83	1.40	1.60	(0.80)	(0.61)
2017	165,869	23.83	24.43	4,051,382	4.31	1.40	1.60	12.62	12.89
2016	180,164	21.16	21.64	3,897,707	4.16	1.40	1.60	9.47	9.68

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Neuberger Berman AMT Sustainable Equity
2020	132,326	40.65	41.88	5,536,995	0.00	1.40	1.60	17.38	17.61
2019	145,257	34.63	35.61	5,168,300	0.28	1.40	1.60	23.59	23.82
2018	161,792	28.02	28.76	4,649,473	0.22	1.40	1.60	(7.46)	(7.26)
2017	177,651	30.28	31.01	5,505,145	0.35	1.40	1.60	16.24	16.49
2016	187,616	26.05	26.62	4,992,122	0.46	1.40	1.60	7.87	8.08
PIMCO VIT All Asset
2020	46,748	18.17	18.80	878,554	0.05	1.40	1.60	6.32	6.52
2019	64,460	17.09	17.65	1,137,547	2.97	1.40	1.60	10.12	10.31
2018	68,507	15.52	16.00	1,095,783	2.79	1.40	1.60	(6.95)	(6.76)
2017	132,618	16.68	17.16	2,274,744	6.20	1.40	1.60	11.72	12.01
2016	89,522	14.93	15.32	1,371,854	2.68	1.40	1.60	11.17	11.34
PIMCO VIT CommodityRealReturn Strategy
2020	41,735	5.53	5.70	238,008	0.05	1.40	1.60	(0.18)	-
2019	49,540	5.54	5.70	282,416	4.58	1.40	1.60	9.70	9.83
2018	72,857	5.05	5.19	378,050	2.37	1.40	1.60	(15.55)	(15.33)
2017	60,290	5.98	6.13	369,562	11.29	1.40	1.60	0.50	0.66
2016	65,376	5.95	6.09	397,847	1.33	1.40	1.60	13.33	13.62
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2020	43,415	17.29	17.83	772,025	0.06	1.40	1.60	3.84	4.09
2019	49,808	16.65	17.13	851,318	1.78	1.40	1.60	5.31	5.48
2018	52,198	15.81	16.24	845,756	1.23	1.40	1.60	0.51	0.68
2017	44,187	15.73	16.13	711,265	4.42	1.40	1.60	1.09	1.38
2016	52,044	15.56	15.91	826,997	1.59	1.40	1.60	4.78	4.95
PIMCO VIT Low Duration
2020	211,989	12.34	12.77	2,706,594	0.01	1.40	1.60	1.31	1.51
2019	204,951	12.18	12.58	2,576,688	3.09	1.40	1.60	2.35	2.61
2018	154,794	11.90	12.26	1,897,282	1.92	1.40	1.60	(1.24)	(1.05)
2017	172,789	12.05	12.39	2,140,891	1.41	1.40	1.60	(0.25)	(0.08)
2016	154,033	12.08	12.40	1,909,519	1.61	1.40	1.60	(0.25)	-

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Real Return
2020	163,715	15.70	16.25	2,656,264	0.01	1.40	1.60	9.94	10.17
2019	255,469	14.28	14.75	3,764,848	1.64	1.40	1.60	6.65	6.88
2018	254,544	13.39	13.80	3,508,413	2.55	1.40	1.60	(3.74)	(3.56)
2017	311,373	13.91	14.31	4,452,099	2.40	1.40	1.60	1.98	2.21
2016	341,106	13.64	14.00	4,772,107	2.29	1.40	1.60	3.49	3.70
Royce Micro-Cap
2020	36,873	19.65	20.26	746,441	-	1.40	1.60	21.82	22.05
2019	62,453	16.13	16.60	1,036,091	-	1.40	1.60	17.65	17.90
2018	86,254	13.71	14.08	1,214,090	-	1.40	1.60	(10.51)	(10.32)
2017	81,180	15.32	15.70	1,274,202	0.67	1.40	1.60	3.51	3.70
2016	81,218	14.80	15.14	1,229,051	0.64	1.40	1.60	17.74	18.00

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

SBL Variable Annuity Account VIII
Notes to Financial Statements (continued)

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.